CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Loss
Net income (loss)	$ 5,395	$ (1,117)	$ 1,059	$ 1,072	$ (5,049)	$ (12,636)
Additional minimum pension liability					42	46
Foreign currency translation adjustment	65	(152)	(19)	(30)	(18)	(176)
Comprehensive income (loss)	$ 5,460	$ (1,269)	$ 1,040	$ 1,042	$ (5,025)	$ (12,766)